Lease obligations - Extension options (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 872,120
Potential future lease payments not included in lease liabilities (undiscounted)	51,778	$ 53,500
Ocean-going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	662,903
Potential future lease payments not included in lease liabilities (undiscounted)	1,512
Terminals and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	174,019
Potential future lease payments not included in lease liabilities (undiscounted)	38,987
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	35,198
Potential future lease payments not included in lease liabilities (undiscounted)	$ 11,279